Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue [Member]
Customer and Supplier Concentrations Details [LineItems]
Number of customers		one
Revenue [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage			10.67%
Revenue [Member] | Customer Concentration Risk [Member] | Supplier Concentration Risk 1 [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage		26.71%
Revenue [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage	22.00%	20.95%
Revenue [Member] | Supplier Concentration Risk [Member] | Supplier Concentration Risk 1 [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage	25.98%		12.84%
Revenue [Member] | Supplier Concentration Risk [Member] | Supplier Concentration Risk 2 [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage	12.39%	18.06%	12.84%
Revenue [Member] | Supplier Concentration Risk [Member] | Supplier Concentration Risk 3 [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage			11.47%
Accounts Receivable [Member]
Customer and Supplier Concentrations Details [LineItems]
Number of customers	one
Accounts receivable (in Dollars)			$ 6,144,633
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage			24.31%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Concentration Risk 1 [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage	24.45%	72.62%	51.33%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Concentration Risk 2 [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage	23.32%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Concentration Risk 3 [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage	17.17%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Concentration Risk 4 [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage	14.62%
Supplier [Member] | Revenue [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer and Supplier Concentrations Details [LineItems]
Concentration risk percentage	10.00%